Interest-bearing loans and borrowings - Schedule of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Borrowings, Excluding Government Loans And Research Project Financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	$ 9,518	$ 20,332		$ 16,506
Total non-current portion	46,454	40,641		30,413
Convertible debt
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	0	0	[1]	7,329	[1]
Convertible debt	36,373	26,074	[1]	23,342	[1]
Venture debt
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	0	6,104		5,109
Non-current portion of other non-current borrowings	0	2,172		7,071
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	9,518	14,228	[1]	4,068	[1]
Convertible debt embedded derivative
Disclosure of detailed information about borrowings [line items]
Convertible debt	$ 10,081	$ 12,395		$ 0

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2